Nature of business	12 Months Ended
Dec. 31, 2019
Disclosure of Nature of business [abstract]
Nature of business

1. Nature of business

FSD Pharma Inc. ("FSD" or the "Company"), through their wholly owned subsidiary, FV Pharma Inc. ("FV Pharma"), is a licensed producer of cannabis in Canada under the Cannabis Act (Canada) (together with the regulations promulgated thereunder (the "Cannabis Regulations"), the "Cannabis Act") and associated Cannabis Regulations. FV Pharma is focused on producing and extracting high-quality, hydroponic, pharmaceutical-grade cannabis leaf. The Company, through the their wholly owned subsidiary Prismic Pharmaceuticals Inc. ("Prismic"), is focused on bioscience, including research and development ("R&D") and clinical development of synthetic cannabinoid based treatments of certain disease conditions with an aim to improve patient outcomes. The Company's goal is for these compounds to be approved by the FDA and other international regulatory agencies as prescription medications.

The Company was incorporated under the provisions of the Business Corporations Act (Ontario) (the "OBCA") on November 1, 1998, pursuant to the amalgamation of Olympic ROM World Inc., 1305206 Ontario Corporation, 1305207 Ontario Inc., Century Financial Capital Group Inc. and Dunberry Graphic Associates Ltd. On May 24, 2018, pursuant to the Articles of Amendment, the Company changed its name to "FSD Pharma Inc.".

The Company's registered office is located at 1 Rossland Road West, Suite 202, Ajax, Ontario, L1Z 1Z2.

On October 16, 2019, the Company completed a reverse share split of 201 to 1 Class B Shares. All share and per share amounts for all periods presented in these financial statements have been adjusted retrospectively to reflect the reverse share split.

Going concern uncertainty

The consolidated financial statements of the Company for the years ended December 31, 2019 and 2018 (the "financial statements") have been prepared on the basis of accounting principles applicable to a going concern, which assumes that the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the normal course of operations. These financial statements do not include any adjustments to the amounts and classification of assets and liabilities that would be necessary should the Company be unable to continue as a going concern. Such adjustments could be material.

The Company is in the preliminary stages of its planned operations and has not yet determined whether its processes and business plans are economically viable. The continued operations of the Company and the recoverability of amounts shown for property and equipment and intangible assets are dependent upon the ability of the Company to obtain sufficient financing to continue its cultivation and production processes and complete the pharmaceutical research and development program centered on the lead asset, micro-palmitoylethanolamide ("micro-PEA").

As at December 31, 2019, the Company has an accumulated deficit of $78.5 million, a net loss of $52 million and a working capital surplus of $2.3 million. Whether, and when, the Company can attain profitability and positive cash flows from operations is subject to material uncertainty. The application of the going concern assumption is dependent upon the Company's ability to generate future profitable operations and obtain necessary financing to do so. The Company will need to raise additional capital in order to fund its planned operations and meet its obligations. While the Company has been successful in obtaining financing to date and believes it will be able to obtain sufficient funds in the future and ultimately achieve profitability and positive cash flows from operations, there can be no assurance that the Company will achieve profitability and be able to do so on terms favourable for the Company. The above events and conditions indicate there is a material uncertainty that casts significant doubt about the Company’s ability to continue as a going concern.

Subsidiaries

These financial statements are comprised of the financial results of the Company and its subsidiaries, which are the entities over which FSD has control. An investor controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and can affect those returns through its power over the investee.

The Company has the following subsidiaries

		Ownership	Ownership
		percentage	percentage
Entity Name	Country	December 31, 2019	December 31, 2018
		%	%
FV Pharma Inc.	Canada	100	100
Prismic Pharmaceuticals Inc.	USA	100	—